NON-CONTROLLING INTERESTS - Summarized Statements of Financial Position (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2014 IDR (Rp)
Noncontrolling Interests
Current assets	$ 3,506	Rp 47,561	Rp 47,701
Non-current assets	11,101	150,624	131,642
Current liabilities	(3,344)	(45,376)	(39,762)
Non-current liabilities	(3,021)	(40,978)	(34,305)
TOTAL EQUITY	8,242	111,831	105,276	Rp 93,183	Rp 85,932
Equity holders of parent company	6,815	92,467	84,163
Non-controlling Interests	$ 1,427	19,364	21,113
Telkomsel
Noncontrolling Interests
Current assets		21,098	28,818
Non-current assets		64,499	60,827
Current liabilities		(23,031)	(21,891)
Non-current liabilities		(8,587)	(8,520)
TOTAL EQUITY		53,979	59,234
Equity holders of parent company		35,088	38,503
Non-controlling Interests		Rp 18,891	Rp 20,731